Financial Assets and Liabilities - Schedule of Financial Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Financial Liabilities [Abstract]
Accounts payable and other payables	$ 944	$ 16,166
Accruals and other current liabilities	7,202	1,644
Long-term payables and other long-term liabilities	118	6,931
Financial Liabilities	$ 8,264	$ 24,741